EMPLOYEE BENEFIT LIABILITIES, NET (Schedule of Plan Liabilities, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Defined benefit obligation	$ 5,058	$ 4,987
Fair value of plan assets	(3,789)	(4,200)
Total liabilities, net	$ 1,269	$ 787